Average Annual Total Returns - Ultra Short-Term Bond Fund	Fund Shares 1 Year	Fund Shares 5 Years	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years	Inst. Shares 10 Years (or Life of Class)		R6 Shares 1 Year	R6 Shares 5 Years		R6 Shares 10 Years (or Life of Class)	Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Ultra Short Obligations Funds Index (reflects no deduction for taxes) 1 Year	Lipper Ultra Short Obligations Funds Index (reflects no deduction for taxes) 5 Years	Lipper Ultra Short Obligations Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	2.81%	2.36%	1.88%	1.98%	1.53%	1.18%	1.65%	1.44%	1.14%	2.87%	2.37%	1.85%	[1]	3.02%	2.77%	[1]		0.49%	1.21%	0.65%	1.84%	1.88%	1.30%

[1]	The inception dates of the Institutional Shares and the R6 Shares are July 12, 2013, and March 1, 2017, respectively.